Financial and Non-Financial Assets and Liabilities by Currency - Schedule of Financial and Non-Financial Assets and Liabilities by Currency (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Financial assets	$ 51,491,842	$ 49,612,693
Non-financial assets	2,612,766	2,442,849
Total assets	54,104,608	52,055,542
Liabilities
Financial liabilities	45,809,520	44,194,494
Non-financial liabilities	1,607,241	1,356,152
Total liabilities	47,416,761	45,550,646
CLP [Member]
Assets
Financial assets	24,352,419	21,372,789
Non-financial assets	2,076,559	1,951,157
Total assets	26,428,978	23,323,946
Liabilities
Financial liabilities	26,552,178	25,758,219
Non-financial liabilities	1,508,458	1,222,116
Total liabilities	28,060,636	26,980,335
UF [Member]
Assets
Financial assets	22,953,795	22,335,846
Non-financial assets	7,822	49,318
Total assets	22,961,617	22,385,164
Liabilities
Financial liabilities	11,503,391	11,083,785
Non-financial liabilities	9,797	6,455
Total liabilities	11,513,188	11,090,240
FX Indexation [Member]
Assets
Financial assets	187,136	171,396
Non-financial assets	1,209	11,699
Total assets	188,345	183,095
Liabilities
Financial liabilities	252	176
Non-financial liabilities	1,687	1,252
Total liabilities	1,939	1,428
USD [Member]
Assets
Financial assets	3,761,516	5,307,262
Non-financial assets	526,132	429,341
Total assets	4,287,648	5,736,603
Liabilities
Financial liabilities	6,208,712	5,801,348
Non-financial liabilities	84,012	122,721
Total liabilities	6,292,724	5,924,069
GBP [Member]
Assets
Financial assets	18,278	35,762
Non-financial assets	21
Total assets	18,299	35,762
Liabilities
Financial liabilities	6,079	6,837
Non-financial liabilities	5	26
Total liabilities	6,084	6,863
EUR [Member]
Assets
Financial assets	148,857	280,162
Non-financial assets	955	1,270
Total assets	149,812	281,432
Liabilities
Financial liabilities	129,357	297,367
Non-financial liabilities	2,573	3,375
Total liabilities	131,930	300,742
CHF [Member]
Assets
Financial assets	4,009	62,903
Non-financial assets	68
Total assets	4,077	62,903
Liabilities
Financial liabilities	262,499	170,907
Non-financial liabilities	571	2
Total liabilities	263,070	170,909
JPY [Member]
Assets
Financial assets	13,147	18,750
Non-financial assets
Total assets	13,147	18,750
Liabilities
Financial liabilities	232,405	230,051
Non-financial liabilities	12	34
Total liabilities	232,417	230,085
CNY [Member]
Assets
Financial assets	29,502	5,462
Non-financial assets
Total assets	29,502	5,462
Liabilities
Financial liabilities	18,817
Non-financial liabilities	3
Total liabilities	18,820
Others [Member]
Assets
Financial assets	23,183	22,361
Non-financial assets		64
Total assets	23,183	22,425
Liabilities
Financial liabilities	895,830	845,804
Non-financial liabilities	123	171
Total liabilities	895,953	845,975
Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of financial assets and liabilities	5,682,322	5,418,199	[1]
Non-Financial Assets and Liabilities [Member] | CLP [Member]
Liabilities
Mismatch of financial assets and liabilities	(2,199,759)	(4,385,430)	[1]
Non-Financial Assets and Liabilities [Member] | UF [Member]
Liabilities
Mismatch of financial assets and liabilities	11,450,404	11,252,061	[1]
Non-Financial Assets and Liabilities [Member] | FX Indexation [Member]
Liabilities
Mismatch of financial assets and liabilities	186,884	171,220	[1]
Non-Financial Assets and Liabilities [Member] | USD [Member]
Liabilities
Mismatch of financial assets and liabilities	(2,447,196)	(494,086)	[1]
Non-Financial Assets and Liabilities [Member] | GBP [Member]
Liabilities
Mismatch of financial assets and liabilities	12,199	28,925	[1]
Non-Financial Assets and Liabilities [Member] | EUR [Member]
Liabilities
Mismatch of financial assets and liabilities	19,500	(17,205)	[1]
Non-Financial Assets and Liabilities [Member] | CHF [Member]
Liabilities
Mismatch of financial assets and liabilities	(258,490)	(108,004)	[1]
Non-Financial Assets and Liabilities [Member] | JPY [Member]
Liabilities
Mismatch of financial assets and liabilities	(219,258)	(211,301)	[1]
Non-Financial Assets and Liabilities [Member] | CNY [Member]
Liabilities
Mismatch of financial assets and liabilities	10,685	5,462	[1]
Non-Financial Assets and Liabilities [Member] | Others [Member]
Liabilities
Mismatch of financial assets and liabilities	$ (872,647)	$ (823,443)	[1]

[1]	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.